Notes payable	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Notes payable	Notes payable
Notes payable consist of the following as of December 31, 2023 and 2022:

	2023	2022
Senior Secured Notes – 2026	$475,000	$475,000
Bloom Notes – 2023	—	50,000
Bloom Notes – 2024	47,500	50,000
Bloom Notes – 2025	60,000	60,000
Seller notes payable	6,567	6,728
Other notes payable	18,389	9,923
Less: Unamortized debt discount, debt premium and deferred financing fees	(19,689)	(28,981)
Total notes payable, net of unamortized debt discount/premium and deferred financing fees	587,767	622,670
Less: Current portion of notes payable	(39,478)	(51,882)
Notes payable	$548,289	$570,788
Senior Secured Notes – 2026
In December 2021, the Company closed on a private placement of senior secured notes due 2026, for aggregate gross proceeds of $475 million (“Senior Secured Notes – 2026”). The note indenture dated December 15, 2021, governing the Senior Secured Notes – 2026 (the “Note Indenture”) enables the Company to issue additional senior secured notes on an ongoing basis as needed, subject to maintaining leverage ratios and complying with other terms and conditions of the Note Indenture. The principal restrictions on incurring indebtedness include the requirement that a fixed charge coverage ratio of 2.5:1 and consolidated debt to consolidated EBITDA ratio of 4:1 be maintained when taking into account the incurrence of additional debt. The issue of additional senior secured notes or other debt pari passu to the existing notes is permitted provided that the consolidated secured debt to consolidated EBITDA ratio of 3:1 is maintained when taking into account the incurrence of additional debt and certain other conditions are met. The Company and certain of its guarantor subsidiaries are required to grant a first lien security interest in their respective assets to the trustee appointed under the Note Indenture, including assets acquired after the issue of the Notes, subject to limited exceptions. Despite the first lien granted to the holders of the Notes, the Note Indenture permits the Company to grant a more senior lien to secure up to $200 million of additional financing from commercial banks, providing for revolving credit loans, provided that the interest rate applicable to such revolving credit loans shall be lower than the interest rate applicable to the Senior Secured Notes – 2026. As of and for the years ended December 31, 2023 and 2022, the Company was in compliance with its debt covenants.
The Senior Secured Notes – 2026 bear interest on the unpaid principal amount at a rate of 8% per annum, compounded semi-annually and payable in arrears on June 15th and December 15th of each year during the term of the Senior Secured Notes – 2026; the first of which was paid on June 15, 2022.
The Senior Secured Notes – 2026 may be redeemed early but are subject to a prepayment premium dependent on the loan year. A maximum of 35% of the aggregate principal amount of senior secured notes issued under the Note Indenture (including any additional notes issued thereunder) may be redeemed with the net cash proceeds of one or more equity offerings that occurred within the prior 90 days. All or part of the outstanding Senior Secured Notes – 2026 may be redeemed between June 15, 2023 and June 14, 2024 with a premium of 4%; between June 15, 2024 and June 14, 2025, with a premium of 2%, or June 15, 2025, or after without a premium.
The Senior Secured Notes - 2026 bear an effective interest rate ranging from 8.25% to 14.77%. The Company recognized interest expense under the Senior Secured Notes – 2026 of $42.2 million and $41.7 million for the years ended December 31, 2023 and 2022, respectively. Interest expense consists of interest on outstanding borrowings under various promissory note agreements as well as amortization of debt discounts and deferred financing costs.
In December 2023, in connection with the TSX Listing, the Note Indenture was amended pursuant to a second supplemental indenture dated December 12, 2023, in order to facilitate the implementation of the Reorganization. Copies of the Note Indenture and the second supplemental indenture are available on the Company’s SEDAR+ profile at www.sedarplus.ca and on its EDGAR profile at www.sec.gov/edgar.
Bloom Notes
In connection with the Bloom acquisition, the Company issued three sets of secured promissory notes (collectively, the “Bloom Notes”) to the former Bloom owners in the aggregate of $160 million. The first set of secured promissory notes totaling $50 million matured in January 2023 (the “Bloom Note – 2023”) and bore interest at the rate of 6% per annum and interest payments were due quarterly. The second set of promissory notes totaling $50 million was due to mature in January 2024 (the “Bloom Note – 2024”) and bore interest at the rate of 6% per annum and interest payments were due quarterly.
The third set of promissory notes are convertible promissory notes with a principal amount totaling $60 million that mature in January 2025 (the “Bloom Note – 2025”) and bear interest at a rate of 4% per annum. Interest payments are not required until maturity, when all principal and accrued interest will be due. At the option of the sellers of Bloom, the third set of promissory notes may be paid by the Company issuing SVS at maturity.
There are no prepayment penalties on the Bloom Notes.
As part of a settlement agreement reached on March 21, 2023, between the Company and the former owners of Bloom, the parties to the settlement agreement agreed to reduce the future principal payments of the Bloom Note – 2023 and Bloom Note – 2024 by $10 million in the aggregate. The principal of the Bloom Note – 2023 was reduced by $6 million to $44 million, which equaled the total principal payments the Company had made towards the Bloom Note – 2023 as of April 2023. The remaining $4 million was applied to reduce the principal of the Bloom Note – 2024 to $46 million. This transaction resulted in a Gain on modification of debt of $3.3 million, which the Company recognized in Other income, net on the Consolidated Statements of Operations.
On December 29, 2023, the Company entered into an agreement with the lenders under the Bloom Note – 2024, pursuant to which the Bloom Note – 2024 was restructured into a partially convertible secured promissory note (the “Restructured Bloom Note”) payable in cash and SVS, subject to the approval of the TSX. The Restructured Bloom Note has a principal of $47.5 million that is comprised of an installment amount of $31 million (the “Installment Amount”), payable in ten equal installments between January 18, 2024 and October 18, 2024, and a conversion amount of $16.5 million (the “Conversion Amount”), which has a maturity date of January 18, 2025 (the “Conversion Amount Maturity Date”). The Installment Amount bears interest of 10%. Subject to the approval of the TSX, the Bloom lenders have the right to convert the Conversion Amount in its entirety into SVS at any point up to the maturity date using a conversion price of $3.8528 (the “Conversion Price”), which would result in the issuance of 4,282,599 SVS (the “Conversion Shares”) to the Bloom lenders. Subject to the approval of the TSX, in the event that the trading price of the SVS is less than the Conversion Price at the close of business on the trading day prior to the Conversion Amount Maturity Date, the Company may elect to satisfy the Conversion Amount through the issuance of the Conversion Shares to the Bloom lenders. This transaction resulted in a loss on extinguishment of debt of $1.4 million, which the Company recognized in Other income (expense) on the Consolidated Statements of Operations.
The Restructured Bloom Note bears an effective interest rate of 10%, and the Bloom Notes - 2025 bear an effective interest rate of 10.35%. The Company recognized interest expense under the Bloom Notes of $14.1 million and $13.7 million for the years ended December 31, 2023 and 2022, respectively.
Seller notes payable
At December 31, 2023, the Company had two outstanding seller notes payable totaling $6.6 million. The Company executed a note payable in connection with the acquisition of Phytotherapeutics Management Services, LLC totaling $2.0 million, inclusive of interest, (the “Phyto Note”). The Phyto Note bears interest at a rate of 7.5% per annum and matures in July 2024. The Company also executed a note payable in connection with the Company’s purchase of a building in Scottsdale, Arizona totaling $4.6 million (the “Scottsdale Note”). The Scottsdale Note bears interest at a rate of 5% per annum and matures in December 2036. Total interest expense recognized under both seller notes payable was $0.7 million and $0.6 million for the years ended December 31, 2023 and December 31, 2022, respectively.
Other notes payable
At December 31, 2023, the other notes payable primarily consist of a note payable with BHH in the amount of $7.5 million (the “BHH Note”), due June 30, 2024, and a note payable held by Four20, a subsidiary of Curaleaf International, with Verbundvolksbank OWL (the “VOWL Note”) in the amount of €1.9 million, due March 30, 2025. The BHH Note bears interest at a rate of 15% per annum, and interest payments are due quarterly. The VOWL Note bears interest at a rate of 5.9% per annum, and interest payments are due monthly. The VOWL Note is secured by the Company’s deposit account at EWB and is included in the Company’s restricted cash balance. The Company recognized interest expense under other notes payable of $1.2 million and $0.6 million for the years ended December 31, 2023 and 2022, respectively.
Asset-based revolving credit facility

Effective August 25, 2023, the Company entered into an asset-based revolving credit facility with EWB, under which the Company can borrow up to $6.5 million. Upon execution of the credit facility, the Company immediately borrowed $6.5 million (the “EWB Promissory Note”). The EWB Promissory Note bears interest at a rate of 6% per annum, with interest payments due monthly, and has a maturity date of August 25, 2024. The credit facility is secured by the Company’s deposit account at EWB and is classified as restricted cash within Cash, cash equivalents and restricted cash in the Company’s Consolidated Balance Sheet as of December 31, 2023. The principal restrictions on incurring indebtedness includes the requirement to furnish EWB with financial statements and other related information. As of and for the year ended December 31, 2023, the Company was in compliance with its debt covenants. The Company recognized interest expense under the Asset-based revolving credit facility of $0.1 million for the year ended December 31, 2023.
Future maturities
As of December 31, 2023, future principal payments due related to the Company’s notes payable were as follows:

Fiscal year:	Amount
2024	$39,478
2025	86,232
2026	475,024
2027	17
2028	2,111
2029 and thereafter	4,594
Total future debt obligations	$607,456
Information about the Company’s exposure to interest rate risks and liquidity risks is included in Note 26 — Fair value measurements and financial risk management.